Leases (Schedule Of Capital Leased Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (59,554)	¥ (55,791)
Total	45,898	42,782
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	18,757	10,291
Machinery, vehicles and tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 86,695	¥ 88,282